ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
ASSET ACQUISITION
ASSET ACQUISITION
(in thousands)
Consideration
Fair value of promissory note	$1,136
Cash consideration	1,750
Total fair value of consideration:	$2,886

Net book value of assets acquired
Inventory	$168
Furniture and Equipment	503
Leasehold improvements	2,104
Land	202
Liabilities assumed	(91)
Total Net Assets Acquired	$2,886